Share based compensation - Fair value of RSUs granted estimated Using binomial model (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2024 ¥ / shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2022 ¥ / shares
Share Incentive Plan, 2022
Share based compensation
Expected terms		10 years
RSU
Share based compensation
Expected terms		10 years	10 years
RSU | Share Incentive Plan, 2022
Share based compensation
Risk-free rate of return, minimum		2.65%	1.61%
Risk-free rate of return, maximum		4.25%	4.12%
Risk-free rate of return	4.06%
Volatility, minimum		44.58%	44.15%
Volatility, maximum		44.73%	48.12%
Volatility Rate	44.56%
Expected dividend yield	0.00%	0.00%	0.00%
Expected terms	10 years
RSU | Minimum | Share Incentive Plan, 2022
Share based compensation
Issuance price (in USD per share) | (per share)	$ 0.96	$ 3.68	$ 7.57	¥ 6.92	¥ 26.46	¥ 48.29
RSU | Maximum | Share Incentive Plan, 2022
Share based compensation
Issuance price (in USD per share) | (per share)	$ 1.60	$ 6.91	$ 9.05	¥ 11.52	¥ 49.90	¥ 64.98